UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21574

 NAME OF REGISTRANT:                     Eaton Vance Floating-Rate
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017



Eaton Vance Floating-Rate Income Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  934449403
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2016
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       RICHARD E. CAVANAGH                                       Mgmt          For                            For
       CYNTHIA L. EGAN                                           Mgmt          For                            For
       FRANK J. FABOZZI                                          Mgmt          For                            For
       JERROLD B. HARRIS                                         Mgmt          For                            For
       R. GLENN HUBBARD                                          Mgmt          For                            For
       W. CARL KESTER                                            Mgmt          For                            For
       CATHERINE A. LYNCH                                        Mgmt          For                            For
       BARBARA G. NOVICK                                         Mgmt          For                            For
       JOHN M. PERLOWSKI                                         Mgmt          For                            For
       KAREN P. ROBARDS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934464506
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  26-Aug-2016
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       ALBERT R. DOWDEN                                          Mgmt          For                            For
       ELI JONES                                                 Mgmt          For                            For
       RAYMOND STICKEL, JR.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  934535608
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPPORTUNITY                                                     Agenda Number:  934535608
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934535595
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  06-Apr-2017
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       WILLIAM ADAMS IV                                          Mgmt          For                            For
       DAVID J. KUNDERT                                          Mgmt          For                            For
       JOHN K. NELSON                                            Mgmt          For                            For
       TERENCE J. TOTH                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PATTERSON-UTI ENERGY, INC.                                                                  Agenda Number:  934627932
--------------------------------------------------------------------------------------------------------------------------
        Security:  703481101
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2017
          Ticker:  PTEN
            ISIN:  US7034811015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARK S. SIEGEL                                            Mgmt          For                            For
       CHARLES O. BUCKNER                                        Mgmt          For                            For
       MICHAEL W. CONLON                                         Mgmt          For                            For
       WILLIAM A HENDRICKS, JR                                   Mgmt          For                            For
       CURTIS W. HUFF                                            Mgmt          For                            For
       TERRY H. HUNT                                             Mgmt          For                            For
       TIFFANY J. THOM                                           Mgmt          For                            For

2.     APPROVAL OF AMENDMENT AND RESTATEMENT OF                  Mgmt          For                            For
       PATTERSON-UTI'S 2014 LONG-TERM INCENTIVE
       PLAN.

3.     RATIFICATION OF THE SELECTION OF                          Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF PATTERSON-UTI FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2017.

4.     APPROVAL OF AN ADVISORY RESOLUTION ON                     Mgmt          For                            For
       PATTERSON-UTI'S COMPENSATION OF ITS NAMED
       EXECUTIVE OFFICERS.

5.     ADVISORY VOTE ON THE FREQUENCY OF FUTURE                  Mgmt          1 Year                         For
       ADVISORY VOTES ON EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 SEVENTY SEVEN ENERGY INC                                                                    Agenda Number:  934563102
--------------------------------------------------------------------------------------------------------------------------
        Security:  81809A100
    Meeting Type:  Special
    Meeting Date:  20-Apr-2017
          Ticker:  SVNT
            ISIN:  US81809A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ADOPTION OF THE AGREEMENT AND PLAN OF                     Mgmt          For                            For
       MERGER, DATED AS OF DECEMBER 12, 2016, BY
       AND AMONG SSE, PATTERSON-UTI ENERGY, INC.
       AND PYRAMID MERGER SUB, INC.

2.     APPROVAL, ON AN ADVISORY (NON-BINDING)                    Mgmt          For                            For
       BASIS, OF THE COMPENSATION THAT MAY BE PAID
       OR BECOME PAYABLE TO SSE'S NAMED EXECUTIVE
       OFFICERS IN CONNECTION WITH THE MERGER.

3.     ADJOURNMENT OF THE SPECIAL MEETING, IF                    Mgmt          For                            For
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IF THERE ARE NOT
       SUFFICIENT VOTES TO APPROVE THE PROPOSAL TO
       ADOPT THE AGREEMENT AND PLAN OF MERGER.




--------------------------------------------------------------------------------------------------------------------------
 TROPICANA ENTERTAINMENT INC                                                                 Agenda Number:  934603728
--------------------------------------------------------------------------------------------------------------------------
        Security:  89708X105
    Meeting Type:  Annual
    Meeting Date:  25-May-2017
          Ticker:  TPCA
            ISIN:  US89708X1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANIEL A. CASSELLA                                        Mgmt          For                            For
       HUNTER C. GARY                                            Mgmt          Withheld                       Against
       CARL C. ICAHN                                             Mgmt          Withheld                       Against
       WILLIAM A. LEIDESDORF                                     Mgmt          For                            For
       DANIEL H. SCOTT                                           Mgmt          For                            For
       ANTHONY P. RODIO                                          Mgmt          Withheld                       Against
       KEITH COZZA                                               Mgmt          Withheld                       Against

2.     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2017.

3.     TO VOTE ON AN ADVISORY RESOLUTION TO                      Mgmt          For                            For
       APPROVE EXECUTIVE COMPENSATION OF THE
       COMPANY'S NAMED EXECUTIVE OFFICERS, AS
       DISCLOSED IN THE PROXY STATEMENT

4.     TO VOTE ON AN ADVISORY RESOLUTION TO                      Mgmt          1 Year                         For
       APPROVE THE FREQUENCY (WHETHER EVERY YEAR,
       EVERY TWO YEARS OR EVERY THREE YEARS) OF
       FUTURE ADVISORY RESOLUTIONS ON EXECUTIVE
       COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 VOYA PRIME RATE TRUST                                                                       Agenda Number:  934424627
--------------------------------------------------------------------------------------------------------------------------
        Security:  92913A100
    Meeting Type:  Annual
    Meeting Date:  07-Jul-2016
          Ticker:  PPR
            ISIN:  US92913A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       JOHN V. BOYER                                             Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       PETER S. DROTCH                                           Mgmt          For                            For
       MARTIN J. GAVIN                                           Mgmt          For                            For
       RUSSELL H. JONES                                          Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       JOSEPH E. OBERMEYER                                       Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For
       CHRISTOPHER P. SULLIVAN                                   Mgmt          For                            For
       ROGER B. VINCENT                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          For                            For



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Floating-Rate Income Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/14/2017